Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Buildings USD ($)	Dec. 31, 2014 Buildings CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2014 Machinery and equipment USD ($)	Dec. 31, 2014 Machinery and equipment CNY	Dec. 31, 2013 Machinery and equipment CNY	Dec. 31, 2014 Furniture and fixtures USD ($)	Dec. 31, 2014 Furniture and fixtures CNY	Dec. 31, 2013 Furniture and fixtures CNY	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Construction in progress USD ($)	Dec. 31, 2014 Construction in progress CNY	Dec. 31, 2013 Construction in progress CNY
Property, Plant and Equipment
Total property, plant and equipment	$ 3,177,342	19,714,136		19,661,923		$ 667,647	4,142,482	3,883,457	$ 2,423,765	15,038,493	15,089,200	$ 23,628	146,604	165,932	$ 16,233	100,717	115,443	$ 46,069	285,840	407,891
Less: Accumulated depreciation	(826,454)	(5,127,821)		(4,057,923)
Less: Impairment	(398,982)	(2,475,521)		(2,475,521)
Total property, plant and equipment, net	1,951,906	12,110,794		13,128,479
Impairment loss	$ 0	0	$ 0	0	200,497